Employee benefits - Pension and other post-employment benefits - Analysis of Movement in Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Payments		$ 645
Defined benefit pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	[1]	11,893
Opening Fair value of plan assets at beginning of period		15,026
Closing Benefit obligation at end of period	[1]	11,727	$ 11,893
Closing fair value of plan assets at end of period		14,368	15,026
Defined benefit pension plans [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Fair value of plan assets at beginning of period	[1]	15,026	17,703
Interest income	[1]	786	580
Remeasurements: Return on plan assets (excluding interest income)	[1]	(895)	(2,931)
Change in foreign currency exchange rate	[1]	55	(62)
Contributions - Employer	[1]	23	177
Contributions - Plan participant	[1]	44	45
Payments	[1]	(645)	(610)
Payments - amount paid in respect of settlements	[1]		3
Business combinations/Disposals	[1]	(17)	135
Other	[1]	(9)	(14)
Closing fair value of plan assets at end of period	[1]	14,368	15,026
Defined benefit pension plans [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	[1]	11,893	15,315
Current service costs	[1]	195	308
Past service costs	[1]		(1)
Gains and losses on settlements	[1]		(3)
Interest expense	[1]	624	496
Remeasurements: Actuarial losses (gains) from demographic assumptions	[1]	(2)	(2)
Remeasurements: Actuarial losses (gains) from financial assumptions	[1]	(480)	(3,797)
Remeasurements: Actuarial losses (gains) from experience adjustments	[1]	70	83
Change in foreign currency exchange rate	[1]	45	(47)
Contributions - Plan participant	[1]	44	45
Payments	[1]	(645)	(610)
Payments - amount paid in respect of settlements	[1]		3
Business combinations/Disposals	[1]	(17)	103
Closing Benefit obligation at end of period	[1]	11,727	11,893
Defined benefit pension plans [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	[1]	23
Closing Benefit obligation at end of period	[1]	18	23
Defined benefit pension plans [member] | Wholly or partly funded obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	[1]	11,870
Closing Benefit obligation at end of period	[1]	11,709	11,870
Other post employment benefit [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions - Employer		80	79
Contributions - Plan participant		22	20
Payments		(102)	(99)
Other post employment benefit [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		1,462	1,780
Current service costs		33	42
Past service costs		(2)	2
Interest expense		77	63
Remeasurements: Actuarial losses (gains) from demographic assumptions		(24)	(1)
Remeasurements: Actuarial losses (gains) from financial assumptions		(46)	(341)
Remeasurements: Actuarial losses (gains) from experience adjustments		(1)	(9)
Change in foreign currency exchange rate		1	6
Contributions - Plan participant		22	20
Payments		(102)	(99)
Business combinations/Disposals		(3)	(1)
Closing Benefit obligation at end of period		1,417	1,462
Other post employment benefit [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		1,462
Closing Benefit obligation at end of period		$ 1,417	$ 1,462

[1]	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2023 were $300 million and $106 million, respectively (October 31, 2022 – $323 million and $117 million, respectively)